Note 17 - Other, Net	6 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Other Nonoperating Income and Expense [Text Block]	17. Other, net “Other, net” includes losses of $5,624 related to the operating platform realignment described in Note 1.